Income Tax - Summary of Temporary Differences on Deferred Income Tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Advanced payments	$ (72,927)	$ (70,925)
Property, furniture, equipment, and leasehold improvements	(9,348,874)	(6,455,625)	$ (4,606,300)
Lease liabilities	11,730,444	8,165,490	6,244,222
Right-of-use assets	$ (10,305,131)	$ (7,028,346)	$ (5,520,596)
Applicable income tax rate	30.00%	30.00%	30.00%
Deferred income tax asset	$ 675,504	$ 484,325	$ 403,801
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Advanced payments	(89,655)	(86,528)	(56,059)
Property, furniture, equipment, and leasehold improvements	(140,872)	(95,785)	(23,667)
Expected credit losses on sundry debtors	230,151
Lease liabilities	11,776,385	8,177,202	6,255,817
Right-of-use assets	(10,305,131)	(7,028,346)	(5,520,596)
Provisions and accrued expenses	947,521	770,420	754,026
Inventories	(166,719)	(122,547)	(63,517)
Deferred income tax asset	$ 2,251,680	$ 1,614,416	$ 1,346,004